UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS All Terrain Opportunity Fund

(Class I: TERIX)

AXS Merger Fund

(Investor Class: GAKAX)

(Class I: GAKIX)

AXS Alternative Value Fund

(Investor Class: COGLX)

(Class I: COGVX)

AXS Market Neutral Fund

(Investor Class: COGMX)

(Class I: COGIX)

SEMI-ANNUAL REPORT

MARCH 31, 2022

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	32
Statement of Cash Flows	36
Financial Highlights	38
Notes to Financial Statements	46
Supplemental Information	65
Expense Examples	69

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 7.3%
	COMMUNICATIONS — 1.0%
100	Alphabet, Inc. - Class A*	$278,135
	CONSUMER STAPLES — 1.4%
620	Costco Wholesale Corp.	357,027
	FINANCIALS — 4.9%
3,600	Berkshire Hathaway, Inc. - Class B*	1,270,476
	TOTAL COMMON STOCKS
	(Cost $1,626,969)	1,905,638
	EXCHANGE-TRADED FUNDS — 14.9%
	EQUITY FUNDS — 14.9%
6,000	First Trust NASDAQ Cybersecurity ETF	318,660
9,300	iShares Core MSCI Emerging Markets ETF	516,615
7,300	iShares U.S. Aerospace & Defense ETF	808,767
5,000	SPDR S&P 500 ETF Trust	2,258,200
		3,902,242
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,736,213)	3,902,242
	MUTUAL FUNDS — 0.3%
	EQUITY FUNDS — 0.3%
2,966	WCM Focused International Growth Fund - Class Institutional	67,854
	TOTAL MUTUAL FUNDS
	(Cost $78,382)	67,854

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS — 0.1%
400	ETFMG Alternative Harvest ETF Exercise Price: $20, Notional Amount $800,000 Expiration Date: January 20, 2023	24,000
	TOTAL CALL OPTIONS
	(Cost $57,160)	24,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $57,160)	24,000
1

AXS All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 68.7%
17,941,692	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.151%[1]	$17,941,692
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,941,692)	17,941,692
	TOTAL INVESTMENTS — 91.3%
	(Cost $23,440,416)	23,841,426
	Other Assets in Excess of Liabilities — 8.7%	2,262,648
	TOTAL NET ASSETS — 100.0%	$26,104,074

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

AXS All Terrain Opportunity Fund

SUMMARY OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	4.9%
Consumer Staples	1.4%
Communications	1.0%
Total Common Stocks	7.3%
Exchange-Traded Funds
Equity Funds	14.9%
Total Exchange-Traded Funds	14.9%
Mutual Funds
Equity Funds	0.3%
Total Mutual Funds	0.3%
Purchased Options Contracts
Call Options	0.1%
Total Purchased Options Contracts	0.1%
Short-Term Investments	68.7%
Total Investments	91.3%
Other Assets in Excess of Liabilities	8.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

AXS Merger Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 45.6%
	AUTO PARTS & EQUIPMENT — 0.7%
1,700	Meritor, Inc.*	$60,469
19,100	Tenneco, Inc. - Class A*	349,912
		410,381
	BANKS — 2.3%
1	Prosperity Bancshares, Inc.	70
39,300	TriState Capital Holdings, Inc.*	1,305,939
8,000	Umpqua Holdings Corp.	150,880
1	Webster Financial Corp.	56
		1,456,945
	BUILDING MATERIALS — 0.8%
19,200	Cornerstone Building Brands, Inc.*	466,944
	COMMERCIAL SERVICES — 0.6%
13,700	Nielsen Holdings PLC	373,188
	ELECTRONICS — 2.2%
5,000	Coherent, Inc.*	1,366,800
	ENERGY-ALTERNATE SOURCES — 0.3%
3,200	Renewable Energy Group, Inc.*	194,080
	ENTERTAINMENT — 0.5%
30,900	Cineplex, Inc.*	331,442
	ENVIRONMENTAL CONTROL — 0.6%
7,300	U.S. Ecology, Inc.*	349,524
	HEALTHCARE-SERVICES — 0.4%
1,600	LHC Group, Inc.*	269,760
	INSURANCE — 3.5%
9,115	Willis Towers Watson PLC	2,153,145
	INTERNET — 8.9%
20,900	Anaplan, Inc.*	1,359,545
52,000	Mimecast Ltd.*	4,137,120
		5,496,665
	MACHINERY-DIVERSIFIED — 2.9%
21,000	SPX FLOW, Inc.	1,810,620
	MEDIA — 1.0%
28,700	Houghton Mifflin Harcourt Co.*	602,987

4

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MINING — 0.6%
13,100	Turquoise Hill Resources Ltd.*	$393,356
	PACKAGING & CONTAINERS — 0.6%
11,300	Intertape Polymer Group, Inc.	358,650
	PIPELINES — 1.1%
40,000	BP Midstream Partners LP	676,800
	REITS — 1.1%
17,200	Cedar Realty Trust, Inc. - REIT	475,408
6,800	Healthcare Trust of America, Inc. - Class A - REIT	213,112
		688,520
	RETAIL — 0.7%
7,600	Kohl's Corp.	459,496
	SAVINGS & LOANS — 4.6%
53,000	Investors Bancorp, Inc.	791,290
103,000	People's United Financial, Inc.	2,058,970
		2,850,260
	SOFTWARE — 12.1%
12,400	Activision Blizzard, Inc.	993,364
20,400	Bottomline Technologies DE, Inc.*	1,156,272
38,600	Cerner Corp.	3,611,416
5,800	Change Healthcare, Inc.*	126,440
8,600	Citrix Systems, Inc.	867,740
11,500	Momentive Global, Inc.*	186,990
2,480	Sciplay Corp. - Class A*	32,042
56,800	Zynga, Inc. - Class A*	524,832
		7,499,096
	TELECOMMUNICATIONS — 0.1%
3,000	Vonage Holdings Corp.*	60,870
	TOTAL COMMON STOCKS
	(Cost $27,292,196)	28,269,529

5

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 70.4%
43,729,430	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.15%[1]	$43,729,430
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,729,430)	43,729,430
	TOTAL INVESTMENTS — 116.0%
	(Cost $71,021,626)	71,998,959
	Liabilities in Excess of Other Assets — (16.0)%	(9,905,296)
	TOTAL NET ASSETS — 100.0%	$62,093,663
	SECURITIES SOLD SHORT — (10.7)%
	COMMON STOCKS — (10.7)%
	BANKS — (4.7)%
(15,741)	Citizens Financial Group, Inc.	(713,539)
(4,766)	Columbia Banking System, Inc.	(153,799)
(12,154)	M&T Bank Corp.	(2,060,103)
		(2,927,441)
	DIVERSIFIED FINANCIAL SERVICES — (1.7)%
(9,825)	Raymond James Financial, Inc.	(1,079,866)
	ELECTRONICS — (0.5)%
(4,550)	II-VI, Inc.*	(329,829)
	INSURANCE — (1.7)%
(3,303)	Aon PLC - Class A	(1,075,556)
	OIL & GAS — (1.1)%
(23,000)	BP PLC - ADR	(676,200)
	REITS — (0.3)%
(6,800)	Healthcare Realty Trust, Inc. - REIT	(186,864)
	SOFTWARE — (0.2)%
(601)	Take-Two Interactive Software, Inc.*	(92,398)
	TELECOMMUNICATIONS — (0.5)%
(7,300)	Plantronics, Inc.*	(287,620)
	TOTAL COMMON STOCKS
	(Proceeds $6,207,712)	(6,655,774)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $6,207,712)	$(6,655,774)

6

AXS Merger Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(43)	Momentive Global, Inc. Exercise Price: $17.50, Notional Amount: $(75,250), Expiration Date: July 15, 2022	$(6,450)
	TOTAL CALL OPTIONS
	(Proceeds $6,706)	(6,450)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $6,706)	$(6,450)

PLC – Public Limited Company
LP – Limited Partnership
REIT – Real Estate Investment Trusts
ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

AXS Merger Fund

SUMMARY OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	12.1%
Internet	8.9%
Savings & Loans	4.6%
Insurance	3.5%
Machinery-Diversified	2.9%
Banks	2.3%
Electronics	2.2%
REITS	1.1%
Pipelines	1.1%
Media	1.0%
Building Materials	0.8%
Retail	0.7%
Auto Parts & Equipment	0.7%
Environmental Control	0.6%
Commercial Services	0.6%
Packaging & Containers	0.6%
Mining	0.6%
Entertainment	0.5%
Healthcare-Services	0.4%
Energy-Alternate Sources	0.3%
Telecommunications	0.1%
Total Common Stocks	45.6%
Short-Term Investments	70.4%
Total Investments	116.0%
Liabilities in Excess of Other Assets	(16.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 124.2%
	ADVERTISING — 0.4%
596	Omnicom Group, Inc.[1]	$50,588
	AEROSPACE/DEFENSE — 1.9%
169	L3Harris Technologies, Inc.[1]	41,992
419	Northrop Grumman Corp.[1]	187,385
		229,377
	AGRICULTURE — 2.0%
3,809	Altria Group, Inc.[1]	199,020
402	Philip Morris International, Inc.[1]	37,764
		236,784
	BEVERAGES — 3.3%
1,178	Brown-Forman Corp. - Class B1	78,949
1,997	Coca-Cola Co.[1]	123,814
1,160	PepsiCo, Inc.[1]	194,161
		396,924
	BIOTECHNOLOGY — 7.7%
771	Amgen, Inc.[1]	186,443
669	Biogen, Inc.*[1]	140,891
2,609	Gilead Sciences, Inc.[1]	155,105
307	Regeneron Pharmaceuticals, Inc.*,1	214,415
837	Vertex Pharmaceuticals, Inc.*[1]	218,432
		915,286
	COMMERCIAL SERVICES — 1.9%
975	Rollins, Inc.[1]	34,174
907	Verisk Analytics, Inc.[1]	194,669
		228,843
	COSMETICS/PERSONAL CARE — 3.0%
2,176	Colgate-Palmolive Co.[1]	165,006
1,227	Procter & Gamble Co.[1]	187,486
		352,492
	DISTRIBUTION/WHOLESALE — 0.6%
173	Pool Corp.[1]	73,153
	DIVERSIFIED FINANCIAL SERVICES — 5.4%
1,639	Cboe Global Markets, Inc.[1]	187,534
904	CME Group, Inc.[1]	215,026
1,521	Intercontinental Exchange, Inc.[1]	200,955
242	Nasdaq, Inc.[1]	43,124
		646,639

9

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 3.8%
4,723	AES Corp.[1]	$121,523
1,413	DTE Energy Co.[1]	186,812
341	Entergy Corp.[1]	39,812
592	Evergy, Inc.[1]	40,457
2,309	PPL Corp.[1]	65,945
		454,549
	ENVIRONMENTAL CONTROL — 3.6%
1,620	Republic Services, Inc.[1]	214,650
1,301	Waste Management, Inc.[1]	206,208
		420,858
	FOOD — 15.8%
3,804	Campbell Soup Co.[1]	169,544
3,213	Conagra Brands, Inc.[1]	107,861
2,845	General Mills, Inc.[1]	192,664
1,037	Hershey Co.[1]	224,645
2,871	Hormel Foods Corp.[1]	147,971
1,060	J M Smucker Co.[1]	143,535
2,757	Kellogg Co.[1]	177,799
3,736	Kroger Co.[1]	214,334
2,515	Lamb Weston Holdings, Inc.[1]	150,674
1,783	McCormick & Co., Inc.[1]	177,943
1,970	Tyson Foods, Inc. - Class A1	176,571
		1,883,541
	GAS — 0.4%
1,433	NiSource, Inc.[1]	45,569
	HEALTHCARE-PRODUCTS — 4.8%
522	Danaher Corp.[1]	153,119
326	ResMed, Inc.[1]	79,058
499	STERIS PLC[1,2]	120,643
271	Thermo Fisher Scientific, Inc.[1]	160,066
184	Waters Corp.*,:1	57,112
		569,998
	HEALTHCARE-SERVICES — 3.1%
2,166	Centene Corp.*,1	182,356
358	UnitedHealth Group, Inc.[1]	182,569
		364,925
	HOUSEHOLD PRODUCTS/WARES — 4.1%
1,955	Church & Dwight Co., Inc.[1]	194,288
949	Clorox Co.[1]	131,940

10

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOUSEHOLD PRODUCTS/WARES (Continued)
1,290	Kimberly-Clark Corp.[1]	$158,876
		485,104
	INSURANCE — 13.7%
803	Aflac, Inc.[1]	51,705
631	Allstate Corp.[1]	87,400
144	Aon PLC - Class A1,2	46,891
1,296	Arthur J. Gallagher & Co.[1]	226,282
300	Assurant, Inc.	54,549
142	Berkshire Hathaway, Inc. - Class B*,1	50,113
687	Brown & Brown, Inc.	49,650
628	Chubb Ltd.[1,2]	134,329
1,325	Cincinnati Financial Corp.[1]	180,147
432	Everest Re Group Ltd.[1,2]	130,196
262	Marsh & McLennan Cos., Inc.[1]	44,650
1,813	Progressive Corp.[1]	206,664
936	Travelers Cos., Inc.[1]	171,035
723	W R Berkley Corp.[1]	48,145
634	Willis Towers Watson PLC[2]	149,763
		1,631,519
	INTERNET — 0.9%
463	VeriSign, Inc.*,1	102,999
	MEDIA — 0.4%
105	FactSet Research Systems, Inc.	45,586
	OIL&GAS — 2.1%
9,380	Coterra Energy, Inc.[1]	252,979
	PACKAGING & CONTAINERS — 0.5%
5,530	Amcor PLC[1,2]	62,655
	PHARMACEUTICALS — 13.4%
1,616	AbbVie, Inc.[1]	261,970
942	AmerisourceBergen Corp.[1]	145,737
2,249	Bristol-Myers Squibb Co.[1]	164,245
164	Cigna Corp.[1]	39,296
1,738	CVS Health Corp.[1]	175,903
866	Eli Lilly & Co.[1]	247,997
1,071	Johnson & Johnson[1]	189,813
379	McKesson Corp.[1]	116,023
581	Merck & Co., Inc.	47,671
2,471	Organon & Co.[1]	86,312
1,590	Pfizer, Inc.[1]	82,314

11

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
187	Zoetis, Inc.[1]	$35,266
		1,592,547
	REITS — 2.0%
614	Public Storage - REIT[1]	239,632
	RETAIL — 9.4%
420	Costco Wholesale Corp.[1]	241,857
822	Dollar General Corp.[1]	183,002
304	Dollar Tree, Inc.*,1	48,686
312	Domino's Pizza, Inc.[1]	126,987
614	McDonald's Corp.[1]	151,830
319	Ross Stores, Inc.[1]	28,857
452	Starbucks Corp.[1]	41,118
540	TJX Cos., Inc.[1]	32,713
3,663	Walgreens Boots Alliance, Inc.[1]	163,992
650	Walmart, Inc.[1]	96,798
		1,115,840
	SEMICONDUCTORS — 1.4%
3,210	Intel Corp.[1]	159,088
	SOFTWARE — 11.2%
2,171	Activision Blizzard, Inc.[1]	173,919
1,624	Akamai Technologies, Inc.*,1	193,889
1,712	Cerner Corp.[1]	160,175
1,570	Citrix Systems, Inc.[1]	158,413
1,098	Jack Henry & Associates, Inc.[1]	216,361
245	Microsoft Corp.[1]	75,536
2,350	Oracle Corp.[1]	194,415
1,042	Take-Two Interactive Software, Inc.*,1	160,197
		1,332,905
	TELECOMMUNICATIONS — 5.1%
6,319	AT&T, Inc.[1]	149,318
2,562	Juniper Networks, Inc.[1]	95,204
828	Motorola Solutions, Inc.[1]	200,542
3,179	Verizon Communications, Inc.[1]	161,938
		607,002
	TRANSPORTATION — 2.3%
1,005	C.H. Robinson Worldwide, Inc.[1]	108,248

12

AXS Alternative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION (Continued)
1,569	Expeditors International of Washington, Inc.[1]	$161,858
		270,106
	TOTAL COMMON STOCKS (Cost $14,165,219)	14,767,488

Principal Amount
	SHORT-TERM INVESTMENTS — 1.5%
$182,574	UMB Bank Demand Deposit, 0.01%3	182,574
	TOTAL SHORT-TERM INVESTMENTS (Cost $182,574)	182,574
	TOTAL INVESTMENTS — 125.7% (Cost $14,347,793)	14,950,062
	Liabilities in Excess of Other Assets — (25.7)%	(3,055,724)
	TOTAL NET ASSETS — 100.0%	$11,894,338

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of March 31, 2022, the aggregate value of those securities was $14,767,488, representing 124.2% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

AXS Alternative Value Fund

SUMMARY OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Food	15.8%
Insurance	13.7%
Pharmaceuticals	13.4%
Software	11.2%
Retail	9.4%
Biotechnology	7.7%
Diversified Financial Services	5.4%
Telecommunications	5.1%
Healthcare-Products	4.8%
Household Products/Wares	4.1%
Electric	3.8%
Environmental Control	3.6%
Beverages	3.3%
Healthcare-Services	3.1%
Cosmetics/Personal Care	3.0%
Transportation	2.3%
Oil & Gas	2.1%
Agriculture	2.0%
REITS	2.0%
Aerospace/Defense	1.9%
Commercial Services	1.9%
Semiconductors	1.4%
Internet	0.9%
Distribution/Wholesale	0.6%
Packaging & Containers	0.5%
Media	0.4%
Gas	0.4%
Advertising	0.4%
Total Common Stocks	124.2%
Short-Term Investments	1.5%
Total Investments	125.7%
Liabilities in Excess of Other Assets	(25.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

14

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 128.7%
	AEROSPACE/DEFENSE — 2.0%
511	Northrop Grumman Corp.[1]	$228,529
	AGRICULTURE — 1.7%
3,735	Altria Group, Inc.[1]	195,154
	BEVERAGES — 4.9%
2,815	Brown-Forman Corp. - Class B1	188,661
3,129	Coca-Cola Co.[1]	193,998
1,102	PepsiCo, Inc.[1]	184,453
		567,112
	BIOTECHNOLOGY — 8.3%
836	Amgen, Inc.[1]	202,161
840	Biogen, Inc.*,1	176,904
2,766	Gilead Sciences, Inc.[1]	164,439
309	Regeneron Pharmaceuticals, Inc.*,1	215,812
784	Vertex Pharmaceuticals, Inc.*,1	204,600
		963,916
	COMMERCIAL SERVICES — 1.8%
968	Verisk Analytics, Inc.[1]	207,762
	COMPUTERS — 2.0%
2,127	Leidos Holdings, Inc.[1]	229,759
	COSMETICS/PERSONAL CARE — 3.1%
2,304	Colgate-Palmolive Co.[1]	174,712
1,185	Procter & Gamble Co.[1]	181,068
		355,780
	DIVERSIFIED FINANCIAL SERVICES — 6.7%
1,599	Cboe Global Markets, Inc.[1]	182,958
835	CME Group, Inc.[1]	198,613
1,507	Intercontinental Exchange, Inc.[1]	199,105
1,062	Nasdaq, Inc.[1]	189,248
		769,924
	ELECTRIC — 3.7%
8,566	AES Corp.[1]	220,403
1,583	DTE Energy Co.[1]	209,289
		429,692
	ENVIRONMENTAL CONTROL — 3.4%
1,492	Republic Services, Inc.[1]	197,690

15

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENVIRONMENTAL CONTROL (Continued)
1,269	Waste Management, Inc.[1]	$201,137
		398,827
	FOOD — 17.1%
4,310	Campbell Soup Co.[1]	192,097
5,450	Conagra Brands, Inc.[1]	182,957
2,771	General Mills, Inc.[1]	187,652
964	Hershey Co.[1]	208,831
4,040	Hormel Foods Corp.[1]	208,222
3,019	Kellogg Co.[1]	194,695
4,409	Kroger Co.[1]	252,944
2,951	Lamb Weston Holdings, Inc.[1]	176,794
1,909	McCormick & Co., Inc.[1]	190,518
2,090	Tyson Foods, Inc. - Class A1	187,327
		1,982,037
	HEALTHCARE-PRODUCTS — 3.4%
661	Danaher Corp.[1]	193,891
329	Thermo Fisher Scientific, Inc.[1]	194,324
		388,215
	HEALTHCARE-SERVICES — 1.8%
2,467	Centene Corp.*,1	207,697
	HOUSEHOLD PRODUCTS/WARES — 4.4%
1,854	Church & Dwight Co., Inc.[1]	184,251
1,143	Clorox Co.[1]	158,911
1,375	Kimberly-Clark Corp.[1]	169,345
		512,507
	INSURANCE — 16.3%
1,209	Arthur J. Gallagher & Co.[1]	211,092
1,255	Assurant, Inc.[1]	228,197
2,889	Brown & Brown, Inc.[1]	208,788
966	Chubb Ltd.[1]	206,627
1,609	Cincinnati Financial Corp.[1]	218,760
680	Everest Re Group Ltd.[1]	204,938
1,760	Progressive Corp.[1]	200,622
1,147	Travelers Cos., Inc.[1]	209,591
816	Willis Towers Watson PLC[1]	192,756
		1,881,371
	MEDIA — 1.7%
458	FactSet Research Systems, Inc.[1]	198,841

16

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL&GAS —2.1%
8,824	Coterra Energy, Inc.[1]	$237,983
	PHARMACEUTICALS — 17.9%
1,385	AbbVie, Inc.[1]	224,522
1,397	AmerisourceBergen Corp.[1]	216,130
2,917	Bristol-Myers Squibb Co.[1]	213,028
1,782	CVS Health Corp.[1]	180,356
778	Eli Lilly & Co.[1]	222,796
1,102	Johnson & Johnson[1]	195,307
744	McKesson Corp.[1]	227,761
2,332	Merck & Co., Inc.[1]	191,341
5,932	Organon & Co.[1]	207,205
3,593	Pfizer, Inc.[1]	186,010
		2,064,456
	REITS — 1.8%
526	Public Storage - REIT[1]	205,287
	RETAIL — 9.7%
379	Costco Wholesale Corp.[1]	218,247
910	Dollar General Corp.[1]	202,593
427	Domino's Pizza, Inc.[1]	173,793
737	McDonald's Corp.[1]	182,246
1,933	Starbucks Corp.[1]	175,845
3,845	Walgreens Boots Alliance, Inc.[1]	172,141
		1,124,865
	SEMICONDUCTORS — 1.7%
3,958	Intel Corp.[1]	196,158
	SOFTWARE — 6.9%
1,661	Akamai Technologies, Inc.*,1	198,307
1,150	Jack Henry & Associates, Inc.[1]	226,607
2,342	Oracle Corp.[1]	193,754
1,169	Take-Two Interactive Software, Inc.*,1	179,722
		798,390
	TELECOMMUNICATIONS — 4.8%
7,565	AT&T, Inc.[1]	178,761
820	Motorola Solutions, Inc.[1]	198,604
3,600	Verizon Communications, Inc.[1]	183,384
		560,749

17

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION — 1.5%
1,665	Expeditors International of Washington, Inc.[1]	$171,761
	TOTAL COMMON STOCKS
	(Cost $12,129,260)	14,876,772

Principal Amount
	SHORT-TERM INVESTMENTS — 0.4%
$46,141	UMB Bank Demand Deposit, 0.01%[2]	46,141
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,141)	46,141
	TOTAL INVESTMENTS — 129.1%
	(Cost $12,175,401)	14,922,913
	Liabilities in Excess of Other Assets — (29.1)%	(3,359,805)
	TOTAL NET ASSETS — 100.0%	$11,563,108
Number of Shares
	SECURITIES SOLD SHORT — (88.2)%
	COMMON STOCKS — (88.2)%
	AEROSPACE/DEFENSE — (0.6)%
(727)	Raytheon Technologies Corp.	(72,024)
	AIRLINES — (1.2)%
(1,677)	Delta Air Lines, Inc.*	(66,359)
(1,486)	Southwest Airlines Co.*	(68,059)
		(134,418)
	AUTO MANUFACTURERS — (1.1)%
(299)	Cummins, Inc.	(61,328)
(708)	PACCAR, Inc.	(62,353)
		(123,681)
	BANKS — (2.2)%
(382)	First Republic Bank	(61,922)
(4,358)	Huntington Bancshares, Inc.	(63,714)
(567)	Northern Trust Corp.	(66,027)
(2,877)	Regions Financial Corp.	(64,042)
		(255,705)
	BIOTECHNOLOGY — (2.4)%
(109)	Bio-Rad Laboratories, Inc. - Class A*	(61,392)
(1,368)	Corteva, Inc.	(78,632)
18

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BIOTECHNOLOGY (Continued)
(192)	Illumina, Inc.*	$(67,085)
(885)	Incyte Corp.*	(70,287)
		(277,396)
	BUILDING MATERIALS — (1.6)%
(910)	Johnson Controls International plc	(59,669)
(170)	Martin Marietta Materials, Inc.	(65,431)
(349)	Vulcan Materials Co.	(64,111)
		(189,211)
	CHEMICALS — (4.7)%
(234)	Air Products and Chemicals, Inc.	(58,479)
(948)	CF Industries Holdings, Inc.	(97,701)
(865)	DuPont de Nemours, Inc.	(63,647)
(348)	Ecolab, Inc.	(61,443)
(597)	FMC Corp.	(78,547)
(502)	International Flavors & Fragrances, Inc.	(65,928)
(208)	Linde PLC	(66,441)
(424)	PPG Industries, Inc.	(55,574)
		(547,760)
	COMMERCIAL SERVICES — (2.9)%
(324)	Automatic Data Processing, Inc.	(73,723)
(444)	Global Payments, Inc.	(60,757)
(387)	PayPal Holdings, Inc.*	(44,757)
(651)	Quanta Services, Inc.	(85,678)
(160)	S&P Global, Inc.	(65,771)
		(330,686)
	COMPUTERS — (0.9)%
(140)	EPAM Systems, Inc.*	(41,525)
(493)	International Business Machines Corp.	(64,100)
		(105,625)
	COSMETICS/PERSONAL CARE — (0.5)%
(212)	Estee Lauder Cos., Inc. - Class A	(57,732)
	DIVERSIFIED FINANCIAL SERVICES — (1.2)%
(370)	American Express Co.	(69,190)
(756)	Charles Schwab Corp.	(63,738)
		(132,928)

19

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ELECTRIC — (13.5)%
(1,110)	Alliant Energy Corp.	$(69,353)
(746)	Ameren Corp.	(69,945)
(733)	American Electric Power Co., Inc.	(73,131)
(2,343)	CenterPoint Energy, Inc.	(71,790)
(1,030)	CMS Energy Corp.	(72,038)
(766)	Consolidated Edison, Inc.	(72,525)
(380)	Constellation Energy Corp.	(21,375)
(819)	Dominion Energy, Inc.	(69,590)
(628)	Duke Energy Corp.	(70,123)
(1,058)	Edison International	(74,166)
(591)	Entergy Corp.	(68,999)
(1,012)	Evergy, Inc.	(69,160)
(743)	Eversource Energy	(65,525)
(1,140)	Exelon Corp.	(54,298)
(1,576)	FirstEnergy Corp.	(72,275)
(868)	NextEra Energy, Inc.	(73,528)
(947)	Pinnacle West Capital Corp.	(73,961)
(2,224)	PPL Corp.	(63,517)
(991)	Public Service Enterprise Group, Inc.	(69,370)
(479)	Sempra Energy	(80,530)
(949)	Southern Co.	(68,812)
(683)	WEC Energy Group, Inc.	(68,170)
(950)	Xcel Energy, Inc.	(68,562)
		(1,560,743)
	ELECTRONICS — (0.5)%
(933)	Fortive Corp.	(56,848)
	ENERGY-ALTERNATE SOURCES — (0.8)%
(482)	Enphase Energy, Inc.*	(97,258)
	ENGINEERING & CONSTRUCTION — (0.6)%
(509)	Jacobs Engineering Group, Inc.	(70,145)
	ENTERTAINMENT — (0.6)%
(611)	Live Nation Entertainment, Inc.*	(71,878)
	FOOD — (1.7)%
(468)	J M Smucker Co.	(63,372)
(981)	Mondelez International, Inc. - Class A	(61,587)
(843)	Sysco Corp.	(68,831)
		(193,790)

20

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FOREST PRODUCTS & PAPER — (0.6)%
(1,363)	International Paper Co.	$(62,902)
	GAS — (1.3)%
(623)	Atmos Energy Corp.	(74,442)
(2,276)	NiSource, Inc.	(72,377)
		(146,819)
	HAND/MACHINE TOOLS — (0.5)%
(379)	Stanley Black & Decker, Inc.	(52,980)
	HEALTHCARE-PRODUCTS — (8.4)%
(515)	Abbott Laboratories	(60,955)
(771)	Baxter International, Inc.	(59,783)
(177)	Bio-Techne Corp.	(76,648)
(1,521)	Boston Scientific Corp.*	(67,365)
(167)	Cooper Cos., Inc.	(69,738)
(1,222)	DENTSPLY SIRONA, Inc.	(60,147)
(881)	Henry Schein, Inc.*	(76,814)
(234)	Intuitive Surgical, Inc.*	(70,593)
(636)	Medtronic PLC	(70,564)
(295)	STERIS PLC	(71,322)
(264)	Stryker Corp.	(70,581)
(215)	Teleflex, Inc.	(76,289)
(167)	West Pharmaceutical Services, Inc.	(68,589)
(539)	Zimmer Biomet Holdings, Inc.	(68,938)
(54)	Zimvie, Inc.*	(1,231)
		(969,557)
	HEALTHCARE-SERVICES — (1.8)%
(645)	Catalent, Inc.*	(71,530)
(272)	IQVIA Holdings, Inc.*	(62,889)
(504)	Universal Health Services, Inc. - Class B	(73,055)
		(207,474)
	INTERNET —(2.3)%
(22)	Amazon.com, Inc.*	(71,719)
(158)	Netflix, Inc.*	(59,185)
(2,537)	NortonLifeLock, Inc.	(67,281)
(1,774)	Twitter, Inc.*	(68,636)
		(266,821)
	LODGING — (0.6)%
(459)	Hilton Worldwide Holdings, Inc.*	(69,649)

21

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — (0.6)%
(328)	Caterpillar, Inc.	$(73,085)
	MACHINERY-DIVERSIFIED — (0.6)%
(175)	Deere & Co.	(72,706)
	MEDIA — (1.1)%
(2,971)	News Corp.	(65,808)
(463)	Walt Disney Co.*	(63,505)
		(129,313)
	MINING — (0.8)%
(1,088)	Newmont Corp.	(86,442)
	MISCELLANEOUS MANUFACTURING — (1.1)%
(417)	Eaton Corp. PLC	(63,284)
(701)	General Electric Co.	(64,141)
		(127,425)
	OIL&GAS —(1.3)%
(501)	Chevron Corp.	(81,578)
(867)	Exxon Mobil Corp.	(71,605)
		(153,183)
	PACKAGING & CONTAINERS — (1.1)%
(5,510)	Amcor PLC	(62,428)
(684)	Ball Corp.	(61,560)
		(123,988)
	PHARMACEUTICALS — (2.3)%
(258)	Becton, Dickinson and Co.	(68,628)
(1,279)	Cardinal Health, Inc.	(72,519)
(153)	Dexcom, Inc.*	(78,275)
(4,433)	Viatris, Inc.	(48,231)
		(267,653)
	PIPELINES — (0.6)%
(2,206)	Williams Cos., Inc.	(73,703)
	REAL ESTATE — (0.5)%
(653)	CBRE Group, Inc. - Class A*	(59,763)
	REITS — (14.3)%
(342)	Alexandria Real Estate Equities, Inc. - REIT	(68,828)

22

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(264)	American Tower Corp. - REIT	$(66,322)
(269)	AvalonBay Communities, Inc. - REIT	(66,812)
(589)	Boston Properties, Inc. - REIT	(75,863)
(364)	Crown Castle International Corp. - REIT	(67,194)
(439)	Digital Realty Trust, Inc. - REIT	(62,250)
(1,145)	Duke Realty Corp. - REIT	(66,479)
(91)	Equinix, Inc. - REIT	(67,487)
(740)	Equity Residential - REIT	(66,541)
(198)	Essex Property Trust, Inc. - REIT	(68,405)
(332)	Extra Space Storage, Inc. - REIT	(68,259)
(524)	Federal Realty Investment Trust - REIT	(63,965)
(1,860)	Healthpeak Properties, Inc. - REIT	(63,854)
(3,843)	Host Hotels & Resorts, Inc. - REIT	(74,670)
(1,446)	Iron Mountain, Inc. - REIT	(80,123)
(320)	Mid-America Apartment Communities, Inc. - REIT	(67,024)
(418)	Prologis, Inc. - REIT	(67,499)
(947)	Realty Income Corp. - REIT	(65,627)
(927)	Regency Centers Corp. - REIT	(66,132)
(204)	SBA Communications Corp. - REIT	(70,196)
(1,163)	UDR, Inc. - REIT	(66,721)
(1,243)	Ventas, Inc. - REIT	(76,768)
(1,639)	Vornado Realty Trust - REIT	(74,279)
(767)	Welltower, Inc. - REIT	(73,739)
		(1,655,037)
	RETAIL — (3.4)%
(284)	Advance Auto Parts, Inc.	(58,777)
(595)	CarMax, Inc.*	(57,406)
(45)	Chipotle Mexican Grill, Inc.*	(71,191)
(504)	Dollar Tree, Inc.*	(80,716)
(916)	TJX Cos., Inc.	(55,491)
(474)	Walmart, Inc.	(70,588)
		(394,169)
	SEMICONDUCTORS — (0.6)%
(405)	Analog Devices, Inc.	(66,898)
	SOFTWARE — (3.2)%
(419)	Broadridge Financial Solutions, Inc.	(65,243)
(881)	Ceridian HCM Holding, Inc.*	(60,225)
(553)	Fidelity National Information Services, Inc.	(55,532)
(620)	Fiserv, Inc.*	(62,868)
(199)	Paycom Software, Inc.*	(68,930)

23

AXS Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
(288)	salesforce.com, Inc.*	$(61,148)
		(373,946)
	TELECOMMUNICATIONS — (1.8)%
(1,562)	Corning, Inc.	(57,653)
(1,910)	Juniper Networks, Inc.	(70,976)
(606)	T-Mobile US, Inc.*	(77,780)
		(206,409)
	TRANSPORTATION — (1.8)%
(633)	C.H. Robinson Worldwide, Inc.	(68,180)
(1,908)	CSX Corp.	(71,455)
(241)	Norfolk Southern Corp.	(68,738)
		(208,373)
	WATER — (0.6)%
(415)	American Water Works Co., Inc.	(68,695)
	TOTAL COMMON STOCKS
	(Proceeds $9,070,653)	(10,194,818)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $9,070,653)	$(10,194,818)

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of the security is segregated as collateral for securities sold short. As of March 31, 2022, the aggregate value of those securities was $14,876,772, representing 128.7% of net assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

24

AXS Market Neutral Fund

SUMMARY OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Pharmaceuticals	17.9%
Food	17.1%
Insurance	16.3%
Retail	9.7%
Biotechnology	8.3%
Software	6.9%
Diversified Financial Services	6.7%
Beverages	4.9%
Telecommunications	4.8%
Household Products/Wares	4.4%
Electric	3.7%
Environmental Control	3.4%
Healthcare-Products	3.4%
Cosmetics/Personal Care	3.1%
Oil & Gas	2.1%
Aerospace/Defense	2.0%
Computers	2.0%
Healthcare-Services	1.8%
Commercial Services	1.8%
REITS	1.8%
Semiconductors	1.7%
Agriculture	1.7%
Media	1.7%
Transportation	1.5%
Total Common Stocks	128.7%
Short-Term Investments	0.4%
Total Investments	129.1%
Liabilities in Excess of Other Assets	(29.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

25

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

	All Terrain Opportunity Fund	Merger Fund
Assets:
Investments, at cost	$23,383,256	$71,021,626
Purchased options contracts, at cost	57,160	-
Foreign currency, at cost	-	21
Investments, at value	$23,817,426	$71,998,959
Purchased options contracts, at value	24,000	-
Foreign currency, at value	-	20
Cash	-	1,633
Cash deposited with brokers for securities sold short	-	-
Receivables:
Investment securities sold	2,290,001	1,097,694
Fund shares sold	304	28,511
Dividends and interest	20,887	294,211
Prepaid expenses	14,120	26,678
Total assets	26,166,738	73,447,706

Liabilities:
Securities sold short, proceeds	$-	$6,207,712
Written option contract, proceeds	-	6,706
Foreign currency due to custodian, proceeds	-	1,055,874
Securities sold short, at value	$-	$6,655,774
Written option contract, at value	-	6,450
Foreign currency due to custodian, at value	-	1,057,443
Due to broker	-	-
Payables:
Investment securities purchased	-	1,218,453
Fund shares redeemed	669	1,385
Cash due to broker	-	2,307,499
Cash due to broker for credit facility (Note 12)	-	-
Advisory fees	11,325	26,134
Shareholder servicing fees (Note 7)	647	-
Distribution fees (Note 8)	-	297
Fund administration and accounting fees	5,994	21,295
Transfer agent fees and expenses	2,755	8,780
Custody fees	2,592	5,729
Trustees' deferred compensation (Note 3)	19,160	4,186
Auditing fees	7,480	7,480
Shareholder reporting fees	3,081	7,337
Trustees' fees and expenses	2,207	3,997
Legal fees	2,068	5,303
Chief Compliance Officer fees	784	1,973
Dividends on securities sold short and interest expense	-	5,801
Sub-transfer agent fees and expenses	-	5,756
Accrued other expenses	3,902	2,971
Total liabilities	62,664	11,354,043

Net Assets	$26,104,074	$62,093,663

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$26,132,539	$62,650,874
Total distributable earnings (accumulated deficit)	(28,465)	(557,211)
Net Assets	$26,104,074	$62,093,663

See accompanying Notes to Financial Statements.

26

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

As of March 31, 2022 (Unaudited)

	All Terrain Opportunity Fund	Merger Fund
Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding		$1,393,285
Shares of beneficial interest issued and outstanding		134,189
Redemption price per share[1]		$10.38

Class I Shares[2]:
Net assets applicable to shares outstanding	$26,104,074	$60,700,378
Shares of beneficial interest issued and outstanding	1,065,440	5,667,815
Redemption price per share[1]	$24.50	$10.71

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[2]	Previously Institutional Class Shares.

See accompanying Notes to Financial Statements.

27

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

As of March 31, 2022 (Unaudited)

	Alternative Value Fund	Market Neutral Fund
Assets:
Investments, at cost	$14,347,793	$12,175,401
Purchased options contracts, at cost	-	-
Foreign currency, at cost	-	-
Investments, at value	$14,950,062	$14,922,913
Purchased options contracts, at value	-	-
Foreign currency, at value	-	-
Cash	10,633	11,612
Cash deposited with brokers for securities sold short	-	10,443,503
Receivables:
Investment securities sold	-	-
Fund shares sold	-	425,870
Dividends and interest	15,914	15,952
Prepaid expenses	16,290	23,054
Total assets	14,992,899	25,842,904

Liabilities:
Securities sold short, proceeds	$-	$9,070,653
Written option contract	-	-
Foreign currency due to custodian, proceeds	-	-
Securities sold short, at value	$-	$10,194,818
Written option contract, at value	-	-
Foreign currency due to custodian, at value	-	-
Due to broker	3,029,872	-
Payables:
Investment securities purchased	-	-
Fund shares redeemed	581	-
Cash due to broker	-	-
Cash due to broker for credit facility (Note 12)	-	3,985,339
Advisory fees	50	2,241
Shareholder servicing fees (Note 7)	-	-
Distribution fees (Note 8)	171	301
Fund administration and accounting fees	27,820	22,422
Transfer agent fees and expenses	13,333	10,206
Custody fees	5,311	5,823
Trustees' deferred compensation (Note 3)	78	658
Auditing fees	7,479	7,479
Shareholder reporting fees	1,502	5,350
Trustees' fees and expenses	3,322	3,118
Legal fees	431	8,089
Chief Compliance Officer fees	1,446	3,376
Dividends on securities sold short and interest expense	3,631	22,802
Sub-transfer agent fees and expenses	1,058	2,104
Accrued other expenses	2,476	5,670
Total liabilities	3,098,561	14,279,796

Net Assets	$11,894,338	$11,563,108

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,264,020	$15,922,084
Total distributable earnings (accumulated deficit)	630,318	(4,358,976)
Net Assets	$11,894,338	$11,563,108

See accompanying Notes to Financial Statements.

28

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

As of March 31, 2022 (Unaudited)

	Alternative Value Fund	Market Neutral Fund
Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$839,340	$1,455,902
Shares of beneficial interest issued and outstanding	71,379	130,638
Redemption price per share[3]	$11.76	$11.14

Class I Shares:
Net assets applicable to shares outstanding	$11,054,998	$10,107,206
Shares of beneficial interest issued and outstanding	942,276	886,432
Redemption price per share[3]	$11.73	$11.40

[3]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying Notes to Financial Statements.

29

AXS Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (Unaudited)

	All Terrain Opportunity Fund	Merger Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$60,630	$359,937
Interest	1,301	3,044
Total investment income	61,931	362,981
Expenses:
Advisory fees	183,349	443,114
Shareholder servicing fees (Note 7)	12,787	-
Distribution fees - Investor Class (Note 8)	-	1,836
Fund administration and accounting fees	17,432	54,445
Transfer agent fees and expenses	3,832	11,816
Custody fees	5,841	8,580
Registration fees	12,263	17,053
Legal fees	9,488	19,465
Auditing fees	7,480	7,480
Shareholder reporting fees	3,745	9,991
Trustees' fees and expenses	3,184	8,746
Miscellaneous	1,496	3,241
Chief Compliance Officer fees	1,396	7,868
Insurance fees	1,148	3,830
Dividends on securities sold short	-	170,596
Interest expense	-	104,871
Sub-transfer agent fees and expenses	-	28,495
Total expenses	263,441	901,427
Advisory fees waived	(53,130)	(90,177)
Other expenses absorbed	-	-
Fees paid indirectly (Note 3)	(807)	(2,214)
Net expenses	209,504	809,036
Net investment income (loss)	(147,573)	(446,055)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(171,725)	7,276,609
Purchased options contracts	29,220	(36,801)
Securities sold short	-	(6,114,347)
Written options contracts	-	38,289
Foreign currency transactions	-	54,813
Net realized gain (loss)	(142,505)	1,218,563
Capital gain distribution from portfolio funds	4,159	-
Net change in unrealized appreciation/depreciation on:
Investments	662,174	(3,959,697)
Purchased options contracts	(14,156)	6,911
Securities sold short	-	4,635,308
Written options contracts	-	1,093
Foreign currency transactions	-	(59,561)
Net change in unrealized appreciation/depreciation	648,018	624,054
Net increase from payment by affiliates (Note 3)	8,830	-
Net realized and unrealized gain	518,502	1,842,617
Net Increase in Net Assets from Operations	$370,929	$1,396,562

See accompanying Notes to Financial Statements.

30

AXS Funds

STATEMENTS OF OPERATIONS - CONTINUED

For the Six Months Ended March 31, 2022 (Unaudited)

	Alternative Value Fund	Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$74,001	$164,498
Interest	4	8
Total investment income	74,005	164,506
Expenses:
Advisory fees	17,620	70,259
Shareholder servicing fees (Note 7)	-	-
Distribution fees - Investor Class (Note 8)	917	2,083
Fund administration and accounting fees	5,103	7,737
Transfer agent fees and expenses	197	1,947
Custody fees	3,879	1,978
Registration fees	18,449	14,221
Legal fees	749	1,247
Auditing fees	6,228	6,227
Shareholder reporting fees	2,261	5,961
Trustees' fees and expenses	186	803
Miscellaneous	993	997
Chief Compliance Officer fees	2,303	3,933
Insurance fees	758	1,044
Dividends on securities sold short	-	90,922
Interest expense	10,974	48,805
Sub-transfer agent fees and expenses	2,423	6,517
Total expenses	73,040	264,681
Advisory fees waived	(17,620)	(49,799)
Other expenses absorbed	(20,388)	-
Fees paid indirectly (Note 3)	(86)	(304)
Net expenses	34,946	214,578
Net investment income (loss)	39,059	(50,072)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,915	466,008
Purchased options contracts	-	-
Securities sold short	-	(70,689)
Written options contracts	-	-
Foreign currency transactions	-	-
Net realized gain (loss)	13,915	395,319
Capital gain distribution from portfolio funds	-	-
Net change in unrealized appreciation/depreciation on:
Investments	434,930	1,251,815
Purchased options contracts	-	-
Securities sold short	-	(435,862)
Written options contracts	-	-
Foreign currency transactions	-	-
Net change in unrealized appreciation/depreciation	434,930	815,953
Net increase from payment by affiliates (Note 3)	-	-
Net realized and unrealized gain	448,845	1,211,272
Net Increase in Net Assets from Operations	$487,904	$1,161,200

See accompanying Notes to Financial Statements.

31

AXS All Terrain Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period November 1, 2020 through September 30, 2021[1]	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(147,573)	$42,215	$137,311
Net realized gain (loss) on investments and purchased options contracts	(142,505)	1,450,528	1,458,302
Capital gain distributions from regulated investment companies	4,159	165,743	660
Net change in unrealized appreciation/depreciation investments and purchased options contracts	648,018	(405,574)	30,202
Net increase from payment by affiliates (Note 3)	8,830	-	-
Net increase in net assets resulting from operations	370,929	1,252,912	1,626,475
Distributions to Shareholders:
Total distributions to shareholders	(1,356,128)	(897,554)	(1,401,286)
Capital Transactions:
Net proceeds from shares sold	1,353,401	3,946,940	5,214,149
Reinvestment of distributions	1,356,128	897,554	1,401,286
Cost of shares redeemed[2]	(2,831,841)	(7,621,418)	(5,507,744)
Net increase (decrease) in net assets from capital transactions	(122,312)	(2,776,924)	1,107,691
Total increase (decrease) in net assets	(1,107,511)	(2,421,566)	1,332,880
Net Assets:
Beginning of period	27,211,585	29,633,151	28,300,271
End of period	$26,104,074	$27,211,585	$29,633,151
Capital Share Transactions:
Shares sold	54,928	151,259	215,089
Shares reinvested	54,202	35,561	56,145
Shares redeemed	(110,781)	(293,938)	(218,036)
Net increase (decrease) in capital share transactions	(1,651)	(107,118)	53,198

[1]	Fiscal year end changed to September 30, effective August 1, 2021.
[2]	Net of redemption fee proceeds of $271, $50, and $0, respectively.

See accompanying Notes to Financial Statements.

32

AXS Merger Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period January 1, 2021 through September 30, 2021*[1]	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(446,055)	$(742,324)	$(1,312,820)
Net realized gain on investments, securities sold short, written options contracts and foreign currency transactions	1,218,563	707,495	268,751
Net change in unrealized appreciation/depreciation on investments, securities sold shorts, written options contracts and foreign currency	624,054	(114,162)	(895,160)
Net increase (decrease) in net assets resulting from operations	1,396,562	(148,991)	(1,939,229)
Distributions to Shareholders:
Distributions:
Investor Class	(15,978)	-	(31,165)
Class I	(727,558)	-	(1,951,033)
Total distributions to shareholders	(743,536)	-	(1,982,198)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,659	70,194	108,500
Class I	6,237,988	20,103,472	20,017,461
Reinvestment of distributions:
Investor Class	13,904	-	27,882
Class I	724,168	-	1,922,593
Cost of shares redeemed:
Investor Class[2]	(175,898)	(166,376)	(453,638)
Class I3	(22,317,204)	(41,313,519)	(85,346,652)
Net decrease in net assets from capital transactions	(15,506,383)	(21,306,229)	(63,723,854)

Total decrease in net assets	(14,853,357)	(21,455,220)	(67,645,281)
Net Assets:
Beginning of period	76,947,020	98,402,240	166,047,521
End of period	$62,093,663	$76,947,020	$98,402,240
Capital Share Transactions:
Shares sold:
Investor Class	1,037	6,790	10,557
Class I	588,251	1,887,493	1,910,931
Shares reinvested:
Investor Class	1,373	-	2,696
Class I	69,298	-	180,865
Shares redeemed:
Investor Class	(17,182)	(16,027)	(44,219)
Class I	(2,107,624)	(3,885,449)	(8,179,672)
Net decrease in capital share transactions	(1,464,847)	(2,007,193)	(6,118,842)

*	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	With the Plan of Reorganization with respect to the Kellner Merger Fund, Investor Class and Institutional Class shareholders received Investor Class and Class I shares of the AXS Merger Fund, respectively, effective as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Net of redemption fee proceeds of $0, $25 and $0, respectively.
[3]	Net of redemption fee proceeds of $1, $1,492 and $0, respectively.

See accompanying Notes to Financial Statements.

33

AXS Alternative Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Ended March 31, 2022 (Unaudited)	For the Period July 1, 2021 through September 30, 2021*	For the Year Ended June 30, 2021[1]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$39,059	$3,959	$22,232
Net realized gain on investments	13,915	37,247	663,466
Net change in unrealized appreciation/depreciation on investments	434,930	(79,850)	850,401
Net increase (decrease) in net assets resulting from operations	487,904	(38,644)	1,536,099
Distributions to shareholders:
Distributions:
Investor Class	(24,234)	-	(47,914)
Class I	(32,671)	-	(89,850)
Total distributions to shareholders	(56,905)	-	(137,764)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	195,756	264,789	285,324
Class I	10,069,977	105,200	168,778
Reinvestment of distributions:
Investor Class	24,234	-	47,914
Class I	28,440	-	89,850
Cost of shares redeemed:
Investor Class[2]	(96,034)	(199,094)	(428,995)
Class I3	(159,084)	-	(11,599,747)
Net increase (decrease) in net assets from capital transactions	10,063,289	170,895	(11,436,876)
Total increase (decrease) in net assets	10,494,288	132,251	(10,038,541)
Net Assets:
Beginning of year	1,400,050	1,267,799	11,306,340
End of year	$11,894,338	$1,400,050	$1,267,799
Capital Share Transactions:
Shares sold:
Investor Class	17,070	24,431	30,434
Class I	879,522	10,013	16,895
Shares reinvested:
Investor Class	2,115	-	5,342
Class I	2,490	-	10,039
Shares redeemed:
Investor Class	(8,724)	(18,707)	(46,740)
Class I	(14,352)	-	(1,281,710)
Net increase (decrease) in capital share transactions	878,121	15,737	(1,265,740)

*	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	With the Plan of Reorganization with respect to the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund), Investor Class and Institutional Class shareholders received Investor Class and Class I shares of the AXS Alternative Value Fund, respectively, effective as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Net of redemption fees of $4, $997, and $0, respectively.
[3]	Net of redemption fees of $0, $0, and $382, respectively.

See accompanying Notes to Financial Statements.

34

AXS Market Neutral Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period July 1, 2021 through September 30, 2021*	For the Year Ended June 30, 2021[1]
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(50,072)	$(40,580)	$(277,333)
Net realized gain (loss)	395,319	348,182	(195,353)
Net change in unrealized appreciation/depreciation on investments and securities sold short	815,953	(437,472)	(172,391)
Net increase (decrease) in net assets resulting from operations	1,161,200	(129,870)	(645,077)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	185,187	45,663	1,461,001
Class I	2,110,562	76,582	1,537,662
Cost of shares redeemed:
Investor Class[2]	(963,071)	(165,881)	(6,188,254)
Class I3	(466,032)	(2,016,018)	(23,029,121)
Net increase (decrease) in net assets from capital transactions	866,646	(2,059,654)	(26,218,712)
Total increase (decrease) in net assets	2,027,846	(2,189,524)	(26,863,789)
Net Assets:
Beginning of period	9,535,262	11,724,786	38,588,575
End of period	$11,563,108	$9,535,262	$11,724,786
Capital Share Transactions:
Shares sold:
Investor Class	17,064	4,524	144,466
Class I	190,463	7,459	151,780
Shares redeemed:
Investor Class	(91,923)	(16,543)	(631,680)
Class I	(41,962)	(197,603)	(2,261,339)
Net increase (decrease) in capital share transactions	73,642	(202,163)	(2,596,773)

*	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	With the Plan of Reorganization with respect to the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), Investor Class and Institutional Class shareholders received Investor Class and Class I shares of the AXS Market Neutral Fund, respectively, effective as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Net of redemption fees of $51, $0, and $1,032, respectively.
[3]	Net of redemption fees of $34, $0, and $1,374, respectively.

See accompanying Notes to Financial Statements.

35

AXS Merger Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2022 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$1,396,562
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(54,231,459)
Sales of long-term investments	93,032,973
Return of capital dividends received	158,680
Proceeds from securities sold short	12,581,423
Cover short securities	(50,406,731)
Proceeds from written options contracts	7,857
Purchase of short-term investments, net	(23,023,051)
Increase in investment securities sold receivable	(518,693)
Decrease in dividends and interest receivables	55,477
Increase in other assets	(5,343)
Decrease in foreign currency payable	(1,462,748)
Increase in payables for securities purchased	1,081,586
Decrease in advisory fees payable	(6,715)
Decrease in payables for dividends and interest on securities sold short	(29,031)
Decrease in accrued expenses	(12,823)
Net realized gain	(1,163,750)
Net change in unrealized appreciation/depreciation	(683,615)
Net cash used for operating activities	(23,229,401)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	6,305,965
Cost of shares redeemed	(22,531,789)
Dividends paid to shareholders, net of reinvestments	(5,464)
Net cash used for financing activities	(16,231,288)

Net decrease in cash	(39,460,689)

Cash and cash equivalents
Beginning cash balance	36,640
Beginning cash held at broker	37,118,183
Total beginning cash and cash equivalents	37,154,823

Ending cash balance	1,633
Ending cash due to broker	(2,307,499)
Total ending cash and cash equivalents	$(2,305,866)
Supplemental disclosure of interest expense paid	$103,564

See accompanying Notes to Financial Statements.

36

AXS Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2022 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,161,200
Adjustments to reconcile net increase in net assets from operations to Net cash provided by (used for) operating activities:
Purchases of long-term investments	(2,619,245)
Sales of long-term investments	2,555,074
Return of capital dividends received	180
Proceeds from securities sold short	2,622,305
Cover short securities	(1,661,625)
Sale of short-term investments, net	13,261
Increase in dividends and interest receivables	(66)
Increase in other assets	(17,526)
Increase in payables for dividends on securities sold short and interest expense	2,628
Increase in advisory fees payable	1,192
Decrease in accrued expenses	(39,847)
Net realized gain	(279,688)
Net change in unrealized appreciation/depreciation	(815,953)
Net cash provided by operating activities	921,890

Cash flows provided by (used for) financing activities:
Borrowings from Broker	90,771
Proceeds from shares sold	1,870,879
Cost of shares redeemed	(1,429,103)
Net cash provided by financing activities	532,547

Net increase in cash	1,454,437

Cash and cash equivalents
Beginning cash held at broker	8,585
Beginning segregated cash held by custodian	8,992,093
Total beginning cash and cash equivalents	9,000,678

Ending cash balance	11,612
Ending cash held at broker	10,443,503
Total ending cash and cash equivalents	$10,455,115
Supplemental disclosure of interest expense paid	$48,805

See accompanying Notes to Financial Statements.

37

All Terrain Opportunity Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period November 1, 2020 through,
	March 31, 2022	September 30	For the Year Ended October 31,
	(Unaudited)	2021**	2020	2019	2018	2017	2016
Net asset value, beginning of period	$25.50	$25.24	$25.25	$26.04	$25.57	$24.23	$24.39
Income from Investment Operations:
Net investment income (loss) [1,2]	(0.14)	0.04	0.12	0.44	0.37	0.60	0.60
Net realized and unrealized gain (loss)	0.50	1.01	1.16	0.35	0.47	1.33	(0.18)
Net increase from payments by affiliates (Note 3)	0.01	-	-	-	-	-	-
Total from investment operations	0.37	1.05	1.28	0.79	0.84	1.93	0.42
Less Distributions:
From net investment income	-	(0.07)	(0.69)	(0.45)	(0.37)	(0.59)	(0.58)
From net realized gain	(1.37)	(0.72)	(0.60)	(1.13)	-	-	-
Total distributions	(1.37)	(0.79)	(1.29)	(1.58)	(0.37)	(0.59)	(0.58)
Redemption fee proceeds[1]	- [3]	- [3]	-	- [3]	-	- [3]	-
Net asset value, end of period	$24.50	$25.50	$25.24	$25.25	$26.04	$25.57	$24.23
Total return[4]	1.33%[5]	4.21%[5]	5.24%	3.28%	3.23%	8.05%	1.74%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,104	$27,212	$29,633	$28,300	$31,485	$33,470	$33,429
Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	2.01%[7]	2.05%[7]	2.24%	2.15%	2.20%	2.34%	2.69%
After fees waived and expenses absorbed[6,8]	1.60%[7]	1.60%[7]	1.41%	1.52%	1.39%	1.49%[9]	1.78%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed[2]	(1.54)%[7]	(0.29)%[7]	(0.34)%	1.12%	0.62%	1.54%	1.56%
After fees waived and expenses absorbed[2]	(1.13)%[7]	0.16%[7]	0.49%	1.75%	1.43%	2.39%	2.47%
Portfolio turnover rate	524%[5]	655%[5]	1,445%	799%	550%	280%	206%

*	Prior to February 1, 2022, Class I Shares were named Institutional Class Shares.

38

All Terrain Opportunity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I*

**	Fiscal year end changed to September 30, effective August 1, 2021.

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Prior to September 16, 2016, returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Prior to September 16, 2016, returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included, total returns would be lower.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	Effective May 1, 2017, the Advisor has contractually agreed to limit the operating expenses to 1.60% of the Institutional Class. Effective September 16, 2016, the Advisor has contractually agreed to limit the annual operating expenses to 1.70% of the Institutional Class which was re-designed from Class A on that date. Prior to September 16, 2016, the Advisor had contractually agreed to limit the annual operating expenses of Class A to 1.95%.
[9]	If interest expense on cash due to broker had been excluded, the expense ratio would have been lowered by 0.01% for the year ended October 31, 2017.

See accompanying Notes to Financial Statements.

39

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period January 1, 2021	For the Year Ended December 31,
	March 31, 2022 (Unaudited)	through September 30, 2021**	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.29	$10.33	$10.52	$10.54	$10.53	$10.22	$10.30
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.12)	(0.14)	(0.08)	(0.10)	(0.15)	(0.16)
Net realized and unrealized gain	0.28	0.08	0.15	0.55	0.19	0.46	0.13
Total from investment operations	0.20	(0.04)	0.01	0.47	0.09	0.31	(0.03)

Less Distributions:
From net realized gain	(0.11)	-	(0.20)	(0.49)	(0.08)	-	(0.05)
Total distributions	(0.11)	-	(0.20)	(0.49)	(0.08)	-	(0.05)

Redemption fee proceeds[1]	-	- [2]	-	-	-	-	-

Net asset value, end of period	$10.38	$10.29	$10.33	$10.52	$10.54	$10.53	$10.22

Total return[3]	1.96%[5]	(0.39)%[5]	0.08%	4.48%	0.88%	3.03%	(0.30)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,393	$1,532	$1,634	$1,990	$1,954	$4,306	$6,370
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.79%[4,6]	2.81%[4,6]	2.31%[6,7]	2.53%[6]	2.28%[6]	2.38%[6]	2.26%[6]
After fees waived and expenses absorbed	2.53%[4,6]	2.61%[4,6]	2.26%[6,7]	2.53%[6]	2.31%[6]	2.38%[6]	2.26%[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.76)%[4]	(1.68)%[4]	(1.39)%	(0.71)%	(0.88)%	(1.51)%	(1.55)%
After fees waived and expenses absorbed	(1.50)%[4]	(1.48)%[4]	(1.34)%	(0.71)%	(0.91)%	(1.51)%	(1.55)%

Portfolio turnover rate	79%[5]	184%[5]	256%	298%	285%	218%	224%

*	Financial information from January 1, 2016 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Annualized.
[5]	Not annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.78% for the six months ended March 31, 2022 and 0.86% for the period January 1, 2021 through September 30, 2021. For the years ended December 31, 2020, 2019, 2018, 2017 and 2016, the ratios would have been lowered by 0.51%, 0.78%, 0.56%, 0.63% and 0.51%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

40

AXS Merger Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period January 1, 2021	For the Year Ended December 31,
	March 31, 2022 (Unaudited)	through September 30, 2021**	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.60	$10.62	$10.79	$10.78	$10.74	$10.40	$10.45
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.10)	(0.11)	(0.05)	(0.07)	(0.13)	(0.13)
Net realized and unrealized gain	0.29	0.08	0.15	0.55	0.19	0.47	0.13
Total from investment operations	0.22	(0.02)	0.04	0.50	0.12	0.34	-

Less Distributions:
From net investment income	-	-	(0.01)	-	-	-	-
From net realized gain	(0.11)	-	(0.20)	(0.49)	(0.08)	-	(0.05)
Total distributions	(0.11)	-	(0.21)	(0.49)	(0.08)	-	(0.05)

Redemption fee proceeds[1]	- [2]	- [2]	-	-	-	-	-

Net asset value, end of period	$10.71	$10.60	$10.62	$10.79	$10.78	$10.74	$10.40

Total return[3]	2.09%[5]	(0.19)%[5]	0.37%	4.66%	1.15%	3.27%	(0.01)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,700	$75,415	$96,768	$164,058	$177,923	$147,941	$149,800

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.54%[4,6]	2.56%[4,6]	2.06%[6,7]	2.28%[6]	2.06%[6]	2.09%[6]	2.01%[6]
After fees waived and expenses absorbed	2.28%[4,6]	2.36%[4,6]	2.01%[6,7]	2.28%[6]	2.09%[6]	2.09%[6]	2.01%[6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.51)%[4]	(1.43)%[4]	(1.11)%	(0.45)%	(0.64)%	(1.21)%	(1.30)%
After fees waived and expenses absorbed	(1.25)%[4]	(1.23)%[4]	(1.06)%	(0.45)%	(0.67)%	(1.21)%	(1.30)%

Portfolio turnover rate	79%[5]	184%[5]	256%	298%	285%	218%	224%

*	Financial information from January 1, 2016 through December 31, 2020 is for the Kellner Merger Fund, which was reorganized into the AXS Merger Fund as of the close of business on January 22, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective January 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Annualized.
[5]	Not annualized.
[6]	If dividends on securities sold short, interest expense and extraordinary expenses had been excluded, the expense ratios would have been lowered by 0.78% for the six months ended March 31, 2022 and 0.86% for the period January 1, 2021 through September 30, 2021. For the years ended December 31, 2020, 2019, 2018, 2017 and 2016, the ratios would have been lowered by 0.51%, 0.78%, 0.59%, 0.59% and 0.51%, respectively.
[7]	Includes extraordinary expenses of 0.02% that occurred during the Fund’s fiscal year ended December 31, 2020.

See accompanying Notes to Financial Statements.

41

AXS Alternative Value Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period July 1, 2021	For the Year Ended June 30,				For the Period October 3, 2016***
	March 31, 2022 (Unaudited)	through September 30, 2021**	2021	2020	2019	2018	through June 30, 2017
Net asset value, beginning of period	$10.33	$10.58	$8.16	$9.44	$10.23	$10.79	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.03	0.07	0.10	0.11	0.12	0.04
Net realized and unrealized gain (loss)	1.77	(0.30)	3.39	(0.65)	0.92	1.29	0.75
Total from investment operations	1.84	(0.27)	3.46	(0.55)	1.03	1.41	0.79

Less Distributions:
From net investment income	(0.15)	-	(1.04)	(0.08)	(0.19)	(0.18)	- [2]
From net realized gain	(0.26)	-	-	(0.65)	(1.63)	(1.79)	-
Total distributions	(0.41)	-	(1.04)	(0.73)	(1.82)	(1.97)	-

Redemption fee proceeds[1]	- [2]	0.02	-	-	-	-	-

Net asset value, end of period	$11.76	$10.33	$10.58	$8.16	$9.44	$10.23	$10.79

Total return[3]	17.91%[5]	(2.36)%[5]	44.75%	(6.89)%	12.90%	13.58%	7.92%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$839	$629	$584	$540	$545	$25	$11

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[4]	2.90%[6]	8.13%[6]	13.41%	2.87%	2.96%	1.62%	1.52%[6]
After fees waived and expenses absorbed[4]	1.50%[6]	1.57%[6]	1.65%	2.02%	2.07%	1.10%	1.10%[6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.18)%[6]	(5.55)%[6]	(11.06)%	2.01%	2.28%	1.37%	1.21%[6]
After fees waived and expenses absorbed	1.22%[6]	1.01%[6]	0.70%	1.16%	1.39%	0.85%	0.79%[6]

Portfolio turnover rate	0%[5]	6%[5]	50%	74%	64%	84%	24%[5]

*	Financial information from October 3, 2016 through March 5, 2021 is for the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund), which was reorganized into the AXS Alternative Value Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
***	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.40% for the six months ended March 31, 2022. For the periods ended September 30, 2021 and June 30, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.47%, 0.55%, 0.92%, 0.97%, 0.00% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

42

AXS Alternative Value Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period July 1, 2021	For the Year Ended June 30,				For the Period October 3, 2016***
	March 31, 2022 (Unaudited)	through September 30, 2021**	2021	2020	2019	2018	through June 30, 2017
Net asset value, beginning of period	$10.33	$10.58	$8.16	$9.43	$10.25	$10.80	$10.00
Income from Investment Operations:
Net investment income [1]	0.08	0.03	0.08	0.13	0.18	0.20	0.06
Net realized and unrealized gain (loss)	1.76	(0.28)	3.42	(0.66)	0.82	1.23	0.75
Total from investment operations	1.84	(0.25)	3.50	(0.53)	1.00	1.43	0.81

Less Distributions:
From net investment income	(0.18)	-	(1.08)	(0.09)	(0.19)	(0.19)	(0.01)
From net realized gain	(0.26)	-	-	(0.65)	(1.63)	(1.79)	-
Total distributions	(0.44)	-	(1.08)	(0.74)	(1.82)	(1.98)	(0.01)

Redemption fee proceeds	-	-	- [2]	-	-	-	-

Net asset value, end of period	$11.73	$10.33	$10.58	$8.16	$9.43	$10.25	$10.80

Total return[3]	17.97%[5]	(2.36)%[5]	45.36%	(6.67)%	12.56%	13.87%	8.09%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,055	$771	$684	$10,766	$19,947	$25,014	$40,514

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[4]	2.65%[6]	7.88%[6]	13.16%	2.62%	2.71%	1.37%	1.27%[6]
After fees waived and expenses absorbed[4]	1.25%[6]	1.32%[6]	1.40%	1.77%	1.82%	0.85%	0.85%[6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.07%[6]	(5.30)%[6]	(10.81)%	2.26%	2.53%	1.62%	1.46%[6]
After fees waived and expenses absorbed	1.47%[6]	1.26%[6]	0.95%	1.41%	1.64%	1.10%	1.04%[6]

Portfolio turnover rate	0%[5]	6%[5]	50%	74%	64%	84%	24%[5]

*	Financial information from October 3, 2016 through March 5, 2021 is for the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund), which was reorganized into the AXS Alternative Value Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
***	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.40% for the six months ended March 31, 2022. For the periods ended September 30, 2021 and June 30, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.47%, 0.55%, 0.92%, 0.97%, 0.00% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

43

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period July 1, 2021	For the Year Ended June 30,			For the Period October 1, 2017	For the Year Ended September 30,
	March 31, 2022 (Unaudited)	through September 30, 2021**	2021	2020	2019	through June 30, 2018	2017	2016
Net asset value, beginning of period	$9.94	$10.06	$10.15	$10.00	$10.31	$9.32	$9.93	$9.68
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.04)	(0.15)	(0.11)	(0.05)	(0.08)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	1.26	(0.08)	0.06	0.26	(0.26)	1.07	(0.33)	0.45
Total from investment operations	1.20	(0.12)	(0.09)	0.15	(0.31)	0.99	(0.46)	0.30
Less Distributions:
From net realized gain	-	-	-	-	-	-	(0.15)	(0.05)
Total distributions	-	-	-	-	-	-	(0.15)	(0.05)
Redemption fee proceeds[1]	- [2]	-	- [2]	-	-	-	-	-
Net asset value, end of period	$11.14	$9.94	$10.06	$10.15	$10.00	$10.31	$9.32	$9.93
Total return[3]	12.07%[5]	(1.19)%[5]	(0.89)%	1.50%	(3.01)%	10.62%[5]	(4.65)%	3.15%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,456	$2,042	$2,188	$7,155	$17,931	$19,771	$22,997	$43,779
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	5.48%[6]	5.36%[6]	5.97%	4.86%	4.27%	4.09%[6]	3.87%	4.07%
After fees waived and expenses absorbed[4]	4.48%[6]	4.36%[6]	4.22%	4.34%	3.88%	3.66%[6,7]	3.72%	3.80%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.20)%[6]	(2.67)%[6]	(3.21)%	(1.61)%	(0.65)%	(1.41)%[6]	(1.57)%	(1.80)%
After fees waived and expenses absorbed	(1.20)%[6]	(1.67)%[6]	(1.46)%	(1.09)%	(0.26)%	(0.98)%[6]	(1.42)%	(1.53)%
Portfolio turnover rate	18%[5]	15%[5]	91%	137%	159%	104%[5]	277%	250%

*	Financial information for the year ended September 30, 2016 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.78% for the six months ended March 31, 2022. For the period ended September 30, 2021, the periods ended June 30, 2021, 2020, 2019, 2018 and the periods ended September 30, 2017 and 2016, the ratios would have been lowered by 2.66%, 2.52%, 2.64%, 2.19%, 1.79%, 1.77% and 1.85%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018.

See accompanying Notes to Financial Statements.

44

AXS Market Neutral Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Period July 1, 2021	For the Year Ended June 30,			For the Period October 1, 2017	For the Year Ended September 30,
	March 31, 2022 (Unaudited)	through September 30, 2021**	2021	2020	2019	through June 30, 2018	2017	2016
Net asset value, beginning of period	$10.15	$10.28	$10.35	$10.17	$10.46	$9.44	$10.02	$9.76
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.04)	(0.12)	(0.08)	0.01	(0.05)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	1.30	(0.09)	0.05	0.26	(0.30)	1.07	(0.32)	0.44
Total from investment operations	1.25	(0.13)	(0.07)	0.18	(0.29)	1.02	(0.43)	0.31
Less Distributions:
From net realized gain	-	-	-	-	-	-	(0.15)	(0.05)
Total distributions	-	-	-	-	-	-	(0.15)	(0.05)
Redemption fee proceeds	- [2]	-	- [2]	-	-	-	-	-
Net asset value, end of period	$11.40	$10.15	$10.28	$10.35	$10.17	$10.46	$9.44	$10.02
Total return[3]	12.32%[5]	1.26%[5]	(0.68)%	1.77%	(2.77)%	10.81%[5]	(4.31)%	3.23%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,107	$7,493	$9,537	$31,433	$74,525	$44,363	$38,856	$113,499
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	5.23%[6]	5.11%[6]	5.72%	4.61%	4.02%	3.84%[6]	3.62%	3.83%
After fees waived and expenses absorbed[4]	4.23%[6]	4.11%[6]	3.97%	4.09%	3.63%	3.41%[6,7]	3.47%	3.55%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.95)%[6]	(2.42)%[6]	(2.96)%	(1.36)%	(0.40)%	(1.16)%[6]	(1.29)%	(1.58)%
After fees waived and expenses absorbed	(0.95)%[6]	(1.42)%[6]	(1.21)%	(0.84)%	(0.01)%	(0.73)%[6]	(1.14)%	(1.30)%
Portfolio turnover rate	18%[5]	15%[5]	91%	137%	159%	104%[5]	277%	250%

*	Financial information for the year ended September 30, 2016 through March 5, 2021 is for the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund), which was reorganized into the AXS Market Neutral Fund as of the close of business on March 5, 2021. See Note 1 in the accompanying Notes to Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2021.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.78% for the six months ended March 31, 2022. For the period ended September 30, 2021, the periods ended June 30, 2021, 2020, 2019, 2018 and the periods ended September 30, 2017 and 2016, the ratios would have been lowered by 2.66%, 2.52%, 2.64%, 2.19%, 1.79%, 1.77% and 1.85%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	Contractual expense limitation changed from 1.75% to 1.45% effective May 5, 2018.

See accompanying Notes to Financial Statements.

45

AXS Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Note 1 – Organization

AXS All Terrain Opportunity Fund (the “All Terrain Opportunity Fund”), AXS Merger Fund (the “Merger Fund”), AXS Alternative Value Fund (the ‘‘Alternative Value Fund’’) and AXS Market Neutral Fund (the “Market Neutral Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Merger Fund is a non-diversified fund. The All Terrain Opportunity Fund, Alternative Value Fund and Market Neutral Fund are diversified funds.

The All Terrain Opportunity Fund seeks to provide capital appreciation with positive returns in all market conditions. Effective August 1, 2021, the All Terrain Opportunity Fund changed fiscal year end from October 31 to September 30.

The All Terrain Opportunity Fund commenced investment operations on November 3, 2014, with three classes of shares: Class A, Class C and Class I. Class I shares were liquidated on December 4, 2015. Class C shares were re-designated to Class I shares on August 29, 2016 and were subsequently liquidated on September 30, 2016. Class A shares were re-designated to Institutional Class on September 16, 2016. Institutional Class shares were re-designated to Class I shares on February 1, 2022.

The Merger Fund’s investment objective seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets. Effective January 1, 2021, the Merger Fund changed fiscal year end from December 31 to September 30.

The Merger Fund commenced investment operations on January 25, 2021 with Investor Class shares and Class I shares. Prior to that date, the Merger Fund acquired the assets and assumed the liabilities of the Kellner Merger Fund (the "Merger Predecessor Fund"), a series of Advisors Series Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of Advisors Series Trust on October 23, 2020, and by beneficial owners of the Merger Predecessor Fund on January 15, 2021. The tax-free reorganization was accomplished on January 22, 2021. As a result of the reorganization, the Merger Fund assumed the performance and accounting history of the Merger Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Merger Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Merger Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	158,344	$1,639,685
Class I	9,122,919	$97,119,730

The net unrealized appreciation of investments transferred was $372,944 as of the date of the acquisition.

The Alternative Value Fund’s investment objective is to seek long-term growth of capital. Effective July 1, 2021, the Alternative Value Fund changed fiscal year end from June 30 to September 30.

The Alternative Value Fund commenced investment operations on March 8, 2021 with Class I shares and Investor Class shares. Prior to that date, the Alternative Value Fund acquired the assets and assumed the liabilities of the AXS Alternative Value Fund (formerly, Cognios Large Cap Value Fund) (the "Alternative Value Predecessor Fund"), a series of M3Sixty Funds Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of M3Sixty Funds Trust on October 20, 2020, and by beneficial owners of the Alternative Value Predecessor Fund on February 26, 2021. The tax-free reorganization was accomplished on March 5, 2021. As a result of the reorganization, the Alternative Value Fund assumed the performance and accounting history of the Alternative Value Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Alternative Value Predecessor Fund.

46

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Alternative Value Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	53,742	$497,821
Institutional Class	65,608	$606,912

The net unrealized appreciation of investments transferred was $143,049 as of the date of the acquisition.

The Market Neutral Fund’s investment objective is to seek long-term growth of capital independent of stock market direction. Effective July 1, 2021, the Market Neutral Fund changed fiscal year end from June 30 to September 30.

The Market Neutral Fund commenced investment operations on March 8, 2021 with Class I shares and Investor Class shares. Prior to that date, the Market Neutral Fund acquired the assets and assumed the liabilities of the AXS Market Neutral Fund (formerly, Cognios Market Neutral Large Cap Fund) (the “Market Neutral Predecessor Fund”), a series of M3Sixty Funds Trust, which offered two class of shares, Investor Class shares and Institutional Class shares in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2020, by the Board of M3Sixty Funds Trust on October 20, 2020, and by beneficial owners of the Market Neutral Predecessor Fund on March 3, 2021. The tax-free reorganization was accomplished on March 5, 2021. As a result of the reorganization, the Market Neutral Fund assumed the performance and accounting history of the Market Neutral Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Market Neutral Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Market Neutral Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	246,342	$2,334,398
Institutional Class	1,189,884	$11,511,835

The net unrealized appreciation of investments transferred was $735,813 as of the date of the acquisition.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

47

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

48

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares net relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(f) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

49

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2021, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The All Terrain Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. The Merger Fund, Alternative Value Fund, and Market Neutral Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(i) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

50

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(j) Short-Term Investments

The All Terrain Opportunity Fund invests a significant amount (68.7% of its net assets as of March 31, 2022) in the Fidelity Investments Money Market Funds – Treasury Portfolio – Class I (“FISXX”). FISXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

FISXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the March 31, 2021 Annual report of the Fidelity Investments Money Market Funds – Treasury Portfolio – Class I was 0.15%.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below:

Fund	Investment Advisory Fees	Investment Advisory Fees Tier 2		Investment Advisory Fees Tier 3
All Terrain Opportunity Fund	1.40%	-		-
Merger Fund	1.25%*	1.125	%**	1.00	%***
Alternative Value Fund	0.65%	-		-
Market Neutral Fund	1.40%	-		-

*	Fund’s average daily net assets up to $2 billion.
**	Fund’s average daily net assets between $2 billion and $4 billion.
***	Fund’s average daily net assets in excess of $4 billion.

51

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until January 31, 2023 for the All Terrain Opportunity Fund and Merger Fund, and March 5, 2023 for the Alternative Value Fund and the Market Neutral Fund, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Total Limit on Annual
	Operating Expenses
	Investor Class Shares	Class I Shares
All Terrain Opportunity Fund	-	1.60%*
Merger Fund	1.75%	1.50%
Alternative Value Fund	1.10%	0.85%
Market Neutral Fund	1.70%	1.45%

*Previously Institutional Class Shares.

The Advisor has engaged Kellner Management, L.P. (“Kellner”) to manage the Merger Fund’s overall investment program and pays Kellner from its advisory fees. The Advisor has engaged Quantitative Value Technologies, LLC d/b/a Cognios Capital (the “Cognios”) to manage the Alternative Value Fund and the Market Neutral Fund and pays Cognios from its advisory fees.

Prior to October 26, 2020, Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”) and Foothill Capital Management, LLC (“FCM”) served as co-investment advisors for the All Terrain Opportunity Fund. Under the terms of the prior co-advisory agreement, the All Terrain Opportunity Fund paid a monthly investment advisory fee to Castle Financial and FCM and at the annual rate of 0.56%, and 0.84%, respectively, of the All Terrain Opportunity Fund’s average daily net assets.

For the six months ended March 31, 2022, the Advisor waived a portion of its advisory fees totaling $53,130 for the All Terrain Opportunity Fund.  The Advisor is permitted to seek reimbursement from the All Terrain Opportunity Fund, subject to certain limitations, of fees waived or payments made to the All Terrain Opportunity Fund for a period ending three years after the date of the waiver or payment.  This reimbursement may be requested from the All Terrain Opportunity Fund if the reimbursement will not cause the All Terrain Opportunity Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At March 31, 2022, the amount of these potentially recoverable expenses was $172,785. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

October 31, 2023	$3,603
September 30, 2024	116,052
September 30, 2025	53,130
Total	$172,785

52

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Prior to the close of business on January 22, 2021, investment advisory services were provided to the Merger Predecessor Fund by Kellner, which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Merger Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Merger Fund’s average daily net assets up to $2 billion in assets, 1.125% on assets between $2 billion to $4 billion, and 1.00% on assets in excess of $4 billion. The Merger Predecessor’s advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Merger Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Rule 12b-1 fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets of the Predecessor Fund.

For the six months ended March 31, 2022, the Advisor waived a portion of its advisory fees totaling $90,177 for the Merger Fund. The Advisor is permitted to seek reimbursement from the Merger Fund, subject to certain limitations, of fees waived or payments made to the Merger Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Merger Fund if the reimbursement will not cause the Merger Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than September 30 of the year stated below:

2024	$91,243
2025	90,177
Total	$181,420

Kellner is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Kellner to the Merger Predecessor Fund prior to the Merger Predecessor Fund’s reorganization on January 22, 2021, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Merger Fund if the reimbursement will not cause the Merger Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Kellner to the predecessor fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Kellner may recapture all or a portion of this amount no later than the dates stated below:

December 31, 2023	$53,286
January 31, 2024	24,404
Total	$77,690

Prior to the close of business on March 5, 2021, investment advisory services were provided to the Alternative Value Predecessor Fund and Market Neutral Predecessor Fund by Cognios for the period July 1, 2020 through November 30, 2020, and by AXS Investments LLC for the period December 1, 2020 through March 5, 2021, which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Alternative Value Predecessor Fund and the Market Neutral Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.65% of the Alternative Value Predecessor Fund’s average daily net assets and 1.40% of the Market Neutral Predecessor Fund’s average daily net assets. Cognios and AXS Investments LLC had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of Investor Class and Institutional Class shares, respectively, of the Alternative Value Predecessor Fund and do not exceed 1.70% and 1.45% of the average daily net assets of Investor Class and Institutional Class shares, respectively, of the Market Neutral Predecessor Fund.

53

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

For the six months ended March 31, 2022, the Advisor waived advisory fees and absorbed other expenses totaling $38,008 and $49,799 for the Alternative Value and Market Neutral Fund, respectively. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Alternative Value and Market Neutral Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Alternative Value Fund	Market Neutral Fund
June 30, 2024	$204,502	$255,480
September 30, 2024	22,808	27,485
September 30, 2025	38,008	49,799
Total	$265,318	$332,764

Cognios is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Cognios to the Alternative Value Predecessor Fund and the Market Neutral Predecessor Fund prior to the reorganization on March 5, 2021, for a period ending three years after the date of the waiver of payment Such reimbursement may be requested from each Fund if the reimbursement will not cause the Fund’s annual expense ratios to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursements. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursements of fees waived or payments made by Cognios to the Alternative Value Predecessor Fund and Market Neutral Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Cognios may recapture all or a portion of this amount no later than June 30 of the years stated below:

	Alternative Value Fund	Market Neutral Fund
2022	$175,817	$322,356
2023	203,862	336,109
2024	85,816	130,522
Total	$465,495	$788,987

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2022, are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

54

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. The amount shown as “Fees paid indirectly” on the Statements of Operations is a portion of the Trustees fees paid by the Trust’s Co-Administrators.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

The Advisor reimbursed the All Terrain Opportunity Fund $8,830 for losses from a trade error during the six months ended March 31, 2022. This amount is reported on the Fund’s Statement of Operations, Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.04% impact to the total return.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2022, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2022, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	All Terrain Opportunity Fund	Merger Fund	Alternative Value Fund	Market Neutral Fund
Cost of investments	$23,577,078	$66,542,741	$14,376,969	$4,203,378

Gross unrealized appreciation	$453,638	$1,240,953	$1,008,513	$3,074,176
Gross unrealized depreciation	(189,289)	(2,446,959)	(435,420)	(2,549,459)
Net unrealized appreciation (depreciation) on investments	$264,349	$(1,206,006)	$573,093	$524,717

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

55

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

At June 30, 2021, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

Market Neutral Fund
Cost of investments	$6,455,889

Gross unrealized appreciation	$2,650,899
Gross unrealized depreciation	(2,886,596)
Net unrealized depreciation on investments	$(235,697)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The components of accumulated earnings (deficit) on a tax basis were as follows:

	As of September 30, 2021			As of June 30, 2021*
	All Terrain Opportunity Fund	Merger Fund	Alternative Value Fund	Market Neutral Fund
Undistributed ordinary income	$1,256,458	$491,178	$26,239	$-
Undistributed long-term capital gains	102,701	119,242	34,965	-
Tax accumulated earnings	1,359,159	610,420	61,204	-

Accumulated capital and other losses	-	-	-	(5,154,319)
Unrealized appreciation (depreciation) on investments	(383,670)	(1,889,631)	138,163	(235,697)
Unrealized appreciation on foreign currency translations	-	72,008	-	-
Unrealized Trustees’ deferred compensation	(18,755)	(3,034)	(48)	(290)
Total accumulated earnings (deficit)	$956,734	$(1,210,237)	$199,319	$(5,390,306)

*	The Fund’s tax year end is June 30th.
56

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The tax character of the distributions paid during the periods ended September 30, 2021 and for the years ended October 31, 2020, October 31, 2019, December 31, 2020, December 31, 2019, June 30, 2021, and June 30, 2020 were as follows:

	All Terrain Opportunity Fund
	September 30, 2021	October 31, 2020	October 31, 2019
Distributions paid from:
Ordinary income	$885,670	$1,401,286	$1,382,850
Net long-term capital gains	11,884	-	517,983
Total distributions paid	$897,554	$1,401,286	$1,900,833

	Merger Fund
	September 30, 2021	December 31, 2020	December 31, 2019
Distributions paid from:
Ordinary income	$-	$1,778,629	$6,465,164
Net long-term capital gains	-	203,569	838,611
Total distributions paid	$-	$1,982,198	$7,303,775

	Alternative Value Fund
	September 30, 2021	June 30, 2021	June 30, 2020
Distributions paid from:
Ordinary income	$-	$137,764	$771,689
Net long-term capital gains	-	-	1,209,901
Total distributions paid	$-	$137,764	$1,981,590

Market Neutral Fund
	June 30, 2021	June 30, 2020
Distributions paid from:
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

As of September 30, 2021, the All Terrain Opportunity Fund, Merger Fund, and Alternative Value Fund had no net capital loss carryovers.

As of June 30, 2021, the Market Neutral Fund had net capital loss carryovers as follows:

Market Neutral Fund
Not subject to expiration:
Short-term	$5,154,319
Long-term	-
Total	$5,154,319

The Alternative Value Fund had utilized non-expiring capital loss carry overs totaling $2,162.

57

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Six Months Ended March 31, 2022	Period Ended September 30, 2021*	Year Ended October 31, 2020*
All Terrain Opportunity Fund	$271	$50	$-

*	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

	Six Months Ended March 31, 2022	Period Ended September 30, 2021	Year Ended December 31, 2020
Merger Fund	$1	$1,517	$-

	Six Months Ended March 31, 2022	Period Ended September 30, 2021	Year Ended June 30, 2021
Alternative Value Fund	$4	$997	$382
Market Neutral Fund	85	-	2,406

Note 6 – Investment Transactions

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, short-term U.S. Government securities and options contracts were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
All Terrain Opportunity Fund	$55,987,187	$67,291,474	$-	$-
Merger Fund	54,231,459	93,032,973	12,581,423	50,406,731
Alternative Value Fund	12,258,031	26,668	-	-
Market Neutral Fund	2,619,245	2,555,074	2,622,305	1,661,625

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the All Terrain Opportunity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Investor Class shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I Shares are not subject to any distribution or service fees under the Plan. For the six months ended March 31, 2022, distribution fees incurred are disclosed on the Statements of Operations.

58

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

59

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value:

All Terrain Opportunity Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stock[1]	$1,905,638	$-	$-	$1,905,638
Exchange-Traded Funds[1]	3,902,242	-	-	3,902,242
Mutual Funds[1]	67,854	-	-	67,854
Short-Term Investments	17,941,692	-	-	17,941,692
Total Investments	23,817,426	-	-	23,817,426
Purchased Options Contracts	24,000	-	-	24,000
Total Investments and Purchased Options Contracts	$23,841,426	$-	$-	$23,841,426

Merger Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$28,269,529	$-	$-	$28,269,529
Short-Term Investments	43,729,430	-	-	43,729,430
Total Investments	$71,998,959	$-	$-	$71,998,959

Liabilities
Securities Sold Short
Common Stocks[1]	$6,655,774	$-	$-	$6,655,774
Total Securities Sold Short	6,655,774	-	-	6,655,774
Written Options Contracts	6,450	-	-	6,450
Total Securities Sold Short and Written Options Contracts	$6,662,224	$-	$-	$6,662,224

Alternative Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$14,767,488	$-	$-	$14,767,488
Short-Term Investments	182,574	-	-	182,574
Total Investments	$14,950,062	$-	$-	$14,950,062

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$14,876,772	$-	$-	$14,876,772
Short-Term Investments	46,141	-	-	46,141
Total Investments	$14,922,913	$-	$-	$14,922,913

Liabilities
Securities Sold Short
Common Stocks[1]	$10,194,818	$-	$-	$10,194,818
Total Securities Sold Short	$10,194,818	$-	$-	$10,194,818

[1]	For a detailed break-out of common stocks, exchange-traded funds, mutual funds, and securities sold short by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 2 or 3 securities at period end.
60

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the All Terrain Opportunity Fund’s and the Merger Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Merger Fund’s financial position, performance and cash flows. The All Terrain Opportunity Fund and the Merger Fund invested in options contracts during the six months ended March 31, 2022.

The effects of these derivative instruments on the All Terrain Opportunity Fund’s and the Merger Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2022, by risk category are as follows:

All Terrain Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$24,000	Written options contracts, at value	$-
Total		$24,000		$-

Merger Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$-	Written options contracts, at value	$6,450
Total		$-		$6,450

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2022 are as follows:

All Terrain Opportunity Fund
Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$29,220
Total	$29,200
61

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Merger Fund
Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Purchased Options Contracts
Equity contracts	$38,289	$(36,801)
Total	$38,289	$(36,801)

All Terrain Opportunity Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(14,156)
Total	$(14,156)

Merger Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$6,911	$1,093
Total	$6,911	$1,093

The notional amount is included on the Schedules of Investments. The quarterly average volumes of derivative instruments, as of March 31, 2022, are as follows:

All Terrain Opportunity Fund
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$2,033,333

Merger Fund
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$277.667	$(619,917)

62

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 12 – Borrowing

The Alternative Value Fund and Market Neutral Fund have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Alternative Value Fund and Market Neutral Fund are charged interest of the bank’s prime rate plus 1.25% and 1.00%, respectively, for borrowing under this agreement. Interest expense for the six months ended March 31, 2022, is disclosed on the Statements of Operations, if applicable. Credit facility activity for the six months ended March 31, 2022, was as follows:

	Alternative Value Fund	Market Neutral Fund
Maximum available credit	$6,222,796	$7,814,470
Largest amount outstanding on an individual day	3,099,813	-
Average daily loan outstanding	1,616,434	-
Credit facility outstanding as of March 31, 2022	3,029,791	-
Average interest rate when in use	1.339%	-%
Interest	$10,974	$-

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. [There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses.] The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

63

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

64

AXS All Terrain Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on January 20, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) with respect to the AXS All Terrain Opportunity Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the HFRX Global Hedge Fund Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Macro Trading fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended October 31, 2021; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns and the HFRX Global Hedge Fund Index return. The Fund’s annualized total return for the three-year period was below the Fund Universe median return by 0.20%, the HFRX Index return by 0.64%, and the Peer Group median return by 1.10%. The Fund’s total return for the one-year period was below the Fund Universe median return, HFRX Index return, and Peer Group median return by 2.74%, 3.31%, and 6.81%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the one- and three-year periods was due to the Fund’s lower exposure to risk assets over the course of the past year. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

65

AXS All Terrain Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, its commitment to the maintenance and growth of the Fund’s assets, and its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.175% and 0.35%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.15% and 0.44%, respectively. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of large fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended October 31, 2021, noting that the Investment Advisor had waived a significant portion of its advisory fee. The Board determined that the Investment Advisor’s profit with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

66

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 20, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period - November 1, 2020 through October 31, 2021

AXS All Terrain Opportunity Fund

Reporting Period – January 23, 2021 through October 31, 2021

AXS Merger Fund1

Reporting Period – March 6, 2021 through October 31, 2021

AXS Alternative Value Fund2

AXS Market Neutral Fund2

The Board has appointed AXS Investments LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Periods;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

1 Fund reorganized into the Trust on January 23, 2021.

2 Fund reorganized into the Trust on March 6, 2021.

67

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

68

AXS Funds

EXPENSE EXAMPLES

For the Six Month Ended March 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Investor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All Terrain Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Class I**	Actual Performance	$ 1,000.00	$1,013.30	$8.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.95	8.05

*	Expenses are equal to the Fund’s annualized expense ratios of 1.60%, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
**	Previously Institutional Class Shares.
69

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

Merger Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Investor Class	Actual Performance	$ 1,000.00	$1,019.60	$12.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.33	12.68
Class I	Actual Performance	1,000.00	1,020.90	11.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.58	11.43

*	Expenses are equal to the Fund’s annualized expense ratios of 2.53% and 2.28% for Investor Class shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Alternative Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Investor Class	Actual Performance	$1,000.00	$1,179.10	$ 8.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.45	7.55
Class I	Actual Performance	1,000.00	1,179.70	6.80
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period ended). The expense ratios reflect an expense waiver and other expenses absorbed. Assumes all dividends and distributions were reinvested.

Market Neutral Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Investor Class	Actual Performance	$1,000.00	$1,120.70	$ 23.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.59	22.37
Class I	Actual Performance	1,000.00	1,123.20	22.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,003.84	21.13

*	Expenses are equal to the Fund’s annualized expense ratio of 4.48% and 4.23% for Investor Class shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period ended). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
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 AXS Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Quantitative Value Technologies, LLC dba Cognios Capital

3965 West 83rd Street, Suite 348

Prairie Village, Kansas 66208

Sub-Advisor

Kellner Management, L.P.

900 Third Avenue, Suite 1401

New York, New York 10022

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS All Terrain Opportunity Fund – Class I	TERIX	46141T 406
AXS Merger Fund – Investor Class	GAKAX	46141T 216
AXS Merger Fund – Class I	GAKIX	46141T 190
AXS Alternative Value Fund – Investor Class	COGLX	46141T 240
AXS Alternative Value Fund – Class I	COGVX	46141T 257
AXS Market Neutral Fund – Investor Class	COGMX	46141T 224
AXS Market Neutral Fund – Class I	COGIX	46141T 232

Privacy Principles of the AXS Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (833) 297-2587.

AXS Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2022